PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.1%
Asset-Backed Securities 3.2%
Cayman Islands 0.4%
Trinitas CLO Ltd., Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.258%(c)	01/25/34		250	$250,549
Spain 0.8%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	431	435,544
United States 2.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		916	177,169
Legacy Mortgage Asset Trust, Series 2019-GS02, Class A1, 144A	3.750	01/25/59		100	100,098
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	100,828
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.908(c)	06/25/24		820	818,567
					1,196,662

Total Asset-Backed Securities (cost $1,824,834)					1,882,755
Bank Loans 0.5%
Luxembourg 0.1%
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22		62	62,500

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States 0.4%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000%(c)	11/01/25		178	$191,684
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		40	16,034
					207,718

Total Bank Loans (cost $268,869)					270,218
Commercial Mortgage-Backed Securities 13.4%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	69	53,810
Ireland 3.8%
Deco DAC, Series 2019-RAM, Class A3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.009(c)	08/07/30	GBP	1,691	2,239,622
United States 9.5%
Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		300	291,158
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	10/15/36		544	535,814
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.606(c)	12/15/36		617	610,422

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.872(c)	11/15/37		98	98,112
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	05/15/36		275	274,740
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	05/15/36		1,250	1,237,468

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	236,051

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	4.656%(c)	10/15/36		140	$139,830
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		400	403,380
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		550	492,805
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		650	613,976
One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.856(c)	01/15/36		125	124,925
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.606(c)	05/15/31		500	500,000
					5,558,681

Total Commercial Mortgage-Backed Securities (cost $7,866,815)					7,852,113
Corporate Bonds 53.7%
Brazil 1.5%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	300	416,884
Gtd. Notes	6.625	01/16/34	GBP	100	145,403
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	290,000
					852,287
Bulgaria 0.4%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	219,486
Canada 1.9%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	25,407
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	186,313
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		395	400,135

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875%	02/15/30		85	$82,446
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	3.750	02/15/52		10	9,604
Sr. Unsec’d. Notes	5.250	06/15/37		110	126,311
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		45	46,685
Sec’d. Notes, 144A	6.500	01/15/25		52	52,874

Teck Resources Ltd., Sr. Unsec’d. Notes	6.250	07/15/41		150	188,383
					1,118,158
France 4.5%
Adevinta ASA,
Sr. Sec’d. Notes	3.000	11/15/27	EUR	250	278,489
Sr. Sec’d. Notes, 144A	3.000	11/15/27	EUR	100	111,395

Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	419,608
CAB SELAS, Sr. Sec’d. Notes, 144A	3.375	02/01/28	EUR	125	136,525
Faurecia SE, Sr. Unsec’d. Notes	3.750	06/15/28	EUR	250	286,815
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	200	228,656
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	100	106,766
Sr. Sub. Notes	5.750	07/15/27	EUR	180	197,217
SPCM SA,
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	100	111,945
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	100	111,941

Tereos Finance Groupe I SA, Bonds, 144A	4.750	04/30/27	EUR	200	222,556
Verallia SA, Gtd. Notes	1.625	05/14/28	EUR	400	444,407
					2,656,320
Germany 1.9%
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000	09/30/25	EUR	100	109,116

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes	3.500%	09/30/24	EUR	200	$219,923
TK Elevator Holdco GmbH, Sr. Unsec’d. Notes	6.625	07/15/28	EUR	270	311,673
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	100	113,430
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	113,430

Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	200	244,631
					1,112,203
India 0.8%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	350,934
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	110,978
					461,912
Indonesia 0.6%
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	235,291
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	103,768
					339,059
Israel 0.2%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	100,201
Italy 1.2%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	132,593
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	400	428,815
Shiba Bidco SpA, Sr. Sec’d. Notes, 144A	4.500	10/31/28	EUR	150	166,910
					728,318

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 1.3%
Digicel Group Holdings Ltd., Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000%	04/01/24		111	$111,675
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		268	273,817
Sr. Sec’d. Notes, 144A	8.750	05/25/24		200	205,126

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		200	194,806
					785,424
Luxembourg 2.2%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	294	333,536
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	200	227,143
Intelsat Jackson Holdings SA,
Gtd. Notes	5.500	08/01/23(d)		440	192,588
Gtd. Notes, 144A	8.500	10/15/24(d)		25	11,325
Gtd. Notes, 144A	9.750	07/15/25(d)		25	11,065
Sr. Sec’d. Notes, 144A	6.500	03/15/30		90	87,750

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	400	436,950
					1,300,357
Mexico 1.8%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		158	164,965
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	227,582
Gtd. Notes, EMTN	4.875	02/21/28	EUR	600	675,085
					1,067,632
Netherlands 2.0%
Titan Holdings II BV, Sr. Unsec’d. Notes, 144A	5.125	07/15/29	EUR	150	161,606
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	426,911

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
WP/AP Telecom Holdings III BV, Sr. Unsec’d. Notes, 144A	5.500%	01/15/30	EUR	225	$247,493
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	300	311,855
					1,147,865
Peru 0.2%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		97	91,987
Russia 1.0%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	110,825
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	133,712

Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	7.487	03/25/31	GBP	200	334,265
					578,802
South Africa 0.7%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	420,355
Spain 1.7%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	400	420,216
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	41	44,494
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	163	192,661

Codere New Holdco SA, Sr. Sec’d. Notes, 144A, 7.500% PIK^	7.500	11/30/27	EUR	51	57,563
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes	4.125	08/01/25	EUR	100	112,514
Kaixo Bondco Telecom SA, Sr. Unsec’d. Notes, 144A	5.125	09/30/29	EUR	175	191,711
					1,019,159

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125%	07/19/24	EUR	100	$86,506
United Arab Emirates 0.3%
DP World PLC, Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	147,399
United Kingdom 6.3%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	500	622,289
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	200	243,665
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		250	258,108
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500(cc)	07/08/26	GBP	150	227,905
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125	05/17/24	GBP	150	205,785
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375	02/07/25	EUR	350	385,944
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	112,758
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	100	110,270

INEOS Quattro Finance 1 PLC, Sr. Unsec’d. Notes	3.750	07/15/26	EUR	150	162,936
INEOS Quattro Finance 2 PLC, Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	100	107,570
Saga PLC, Gtd. Notes	5.500	07/15/26	GBP	200	260,230
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	230,233
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A	6.500	08/01/26	GBP	225	300,450
Virgin Media Finance PLC, Gtd. Notes	3.750	07/15/30	EUR	300	319,868
Virgin Media Vendor Financing Notes III DAC, Gtd. Notes	4.875	07/15/28	GBP	100	130,367
					3,678,378
United States 23.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		125	123,153

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26		75	$79,148
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes^	7.875	12/15/24(d)		400	2,720
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		131	122,641
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26		125	127,327
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		500	528,668
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28		75	76,086
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		100	101,336
Gtd. Notes, 144A	8.375	07/15/26		32	35,705
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		50	49,942
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		50	51,900

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	24,659
Avantor Funding, Inc.,
Gtd. Notes	3.875	07/15/28	EUR	300	340,403
Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	100	113,214

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		315	318,567
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30		50	40,299
Gtd. Notes, 144A	5.250	02/15/31		25	19,942
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		100	102,472
Gtd. Notes	6.750	03/15/25		125	127,618
Gtd. Notes	7.250	10/15/29		75	80,310

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		100	92,020
Caesars Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.625	10/15/29		25	23,960

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625%	02/01/29	50	$47,337
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	185	175,284
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	75	73,154
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	300	286,545
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	119	118,151
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	50	51,538

Chemours Co. (The), Gtd. Notes	5.375	05/15/27	125	128,584
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	51,611
Gtd. Notes, 144A	5.875	02/01/29	25	26,081

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	25	25,025
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	380	372,199
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	125	119,410
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27	510	134,316
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	425	437,889
Diversified Healthcare Trust, Sr. Unsec’d. Notes	4.750	02/15/28	225	211,875
Dominion Energy, Inc., Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	200	204,015
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	25	25,863
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	200	204,103
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	550	562,414
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	200	207,593
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	115	109,810
Griffon Corp., Gtd. Notes	5.750	03/01/28	100	100,072
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	25	25,526

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	02/01/31		25	$25,521
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	155,607

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32		300	284,948
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29		275	264,521
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		200	190,754
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		200	200,417
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	250	271,153
Gtd. Notes, 144A	1.750	03/15/26	EUR	150	167,654

JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		400	427,943
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		80	86,930
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		420	417,961
KB Home, Gtd. Notes	4.800	11/15/29		75	78,279
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	24,715
Gtd. Notes, 144A	4.375	01/31/32		25	24,691
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		80	80,192
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		100	100,285
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		150	148,579
Gtd. Notes	5.500	04/15/27		150	155,087
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	24,086
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	24,313
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	2.500	03/24/26	GBP	100	132,162
Gtd. Notes	3.692	06/05/28	GBP	155	213,543

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	69,390
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		120	117,599

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625%	02/15/31	150	$139,147
Gtd. Notes, 144A	5.250	06/15/29	150	154,207
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25	25	27,130
Gtd. Notes	7.125	03/15/26	125	137,481

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28	100	102,260
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	100	90,378
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	25	23,503
Gtd. Notes, 144A	5.875	09/01/31	50	47,110

Range Resources Corp., Gtd. Notes	9.250	02/01/26	50	53,469
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	75	79,493
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	100	101,648
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	300	317,387
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24	150	143,250
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	23,937
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	200	205,878
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30	75	71,975
Gtd. Notes, 144A	7.500	10/01/25	150	157,766
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	150	160,333
Gtd. Notes, 144A	6.625	07/15/27	320	333,541

Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28	100	100,466
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $50,000; purchased 07/19/19)(f)	10.500	08/01/24	50	33,251

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
TPC Group, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A (original cost $12,079; purchased 02/01/21)(f)	10.875%	08/01/24		12	$13,047

Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		75	58,481
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	192,496
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	100	108,162
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		65	64,541
Sr. Sec’d. Notes, 144A	4.625	04/15/29		15	14,908
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		25	24,139
Gtd. Notes	4.875	01/15/28		120	123,640

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		50	52,067
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	115,781
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,998
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	5,037
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	24,960
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		100	103,830

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		180	182,602
					13,559,114

Total Corporate Bonds (cost $33,309,892)					31,470,922
Residential Mortgage-Backed Securities 6.3%
Bermuda 3.7%
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.708(c)	07/25/29		340	340,411
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.108(c)	10/25/29		427	427,636

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)
Home Re Ltd.,
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.408%(c)	07/25/33		185	$186,769
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.650(c)	01/25/34		150	149,728
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	01/25/34		175	173,947
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.650(c)	04/25/34		700	698,833
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.950(c)	04/25/34		200	199,225
					2,176,549
Ireland 0.2%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	133	148,437
United States 2.4%
BVRT Financing Trust, Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.050(c)	09/12/26		76	76,221
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.108(c)	06/25/50		7	7,313
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34		110	110,540
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34		40	40,125
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.050(c)	08/25/33		200	199,240
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.300(c)	08/25/33		400	403,179

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200%(c)	12/25/33		100	$100,320
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41		60	59,475
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	09/25/41		130	128,374

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.923(c)	12/25/22		74	74,552
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	02/25/23		100	100,168
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	08/25/25		100	100,153
					1,399,660

Total Residential Mortgage-Backed Securities (cost $3,731,683)					3,724,646
Sovereign Bonds 15.3%
Brazil 4.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		2,485	2,529,153
Greece 0.8%
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	175,329
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	285,452
					460,781
Italy 0.6%
Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	268	334,734

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500%	04/03/34	EUR	100	$110,920
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	341,114
					452,034
Russia 1.2%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	500	513,176
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	200	208,483
					721,659
Serbia 1.4%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	300	319,391
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	500	505,259
					824,650
Spain 2.2%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	92,621
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.450	10/31/27(k)	EUR	600	720,630
Sr. Unsec’d. Notes, 144A	1.450	04/30/29(k)	EUR	405	488,969
					1,302,220
Turkey 1.0%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	563,835
Ukraine 3.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	1,300	1,252,378
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	600	518,006
					1,770,384

Total Sovereign Bonds (cost $9,879,131)					8,959,450

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k) 0.5%
U.S. Treasury Notes (cost $275,183)	1.375%	01/31/25	275	$274,892

	Shares
Common Stocks 1.7%
Spain 0.0%
Codere New Topco SA^ (cost $0)	EUR	1,910	—
United States 1.7%
Chesapeake Energy Corp.		10,317	703,310
Chesapeake Energy Corp. Backstop Commitment		59	4,022
Ferrellgas Partners LP (Class B Stock)		628	160,140
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $65,599; purchased 02/28/19)*^(f)		610	85,400
Hexion Holdings Corp. (Class B Stock)*		1,179	33,601
			986,473

Total Common Stocks (cost $345,969)			986,473
Preferred Stock 0.5%
United States
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $291,000)		300,000	300,000

	Units
Warrants* 0.0%
United States
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	35,028	165

Total Long-Term Investments (cost $57,793,376)		55,721,634

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 1.3%
Unaffiliated Fund 1.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $670,596)	670,596	$670,596
Options Purchased*~ 0.1%
(cost $798,880)		63,963

Total Short-Term Investments (cost $1,469,476)		734,559

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.4% (cost $59,262,852)		56,456,193
Options Written*~ (0.3)%
(premiums received $1,023,434)		(149,041)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.1% (cost $58,239,418)		56,307,152
Other assets in excess of liabilities(z) 3.9%		2,288,598

Net Assets 100.0%		$58,595,750

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BTP—Buoni del Tesoro Poliennali
BUBOR—Budapest Interbank Offered Rate
CBOT—Chicago Board of Trade
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
DIP—Debtor-In-Possession
DJIA—Dow Jones Industrial Average
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
JIBAR—Johannesburg Interbank Agreed Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
NASDAQ—National Association of Securities Dealers Automated Quotations
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SOFR—Secured Overnight Financing Rate
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
THBFIX—Thai Baht Interest Rate Fixing
TOPIX—Tokyo Stock Price Index
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $522,069 and 0.9% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $127,678. The aggregate value of $131,863 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at January 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 4.750%, 3.600%(c), Maturity Date 07/13/22 (cost $12,408)	13	$12,500	$92	$—
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Call	03/18/22	$15,500.00		6		—(r)	$30,000
NASDAQ 100 E-Mini Index	Call	03/18/22	$15,700.00		5		—(r)	18,575
NASDAQ 100 E-Mini Index	Call	03/18/22	$16,700.00		1		—(r)	540
NASDAQ 100 E-Mini Index	Call	03/18/22	$18,900.00		5		—(r)	180
Total Exchange Traded (cost $153,841)								$49,295

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—	5,250	$39
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50	—	10,500	2
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—	3,800	—
Total OTC Traded (cost $632,440)							$41

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	3,750	$1,546
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	3,750	13,081
Total OTC Swaptions (cost $12,599)									$14,627
Total Options Purchased (cost $798,880)									$63,963
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Call	03/18/22	$16,500.00	7	—(r)	$(5,565)
NASDAQ 100 E-Mini Index	Call	03/18/22	$17,700.00	10	—(r)	(1,000)
NASDAQ 100 E-Mini Index	Put	03/18/22	$13,000.00	11	—(r)	(28,325)
NASDAQ 100 E-Mini Index	Put	06/17/22	$12,800.00	6	—(r)	(43,980)
NASDAQ 100 E-Mini Index	Put	06/17/22	$13,500.00	5	—(r)	(50,800)
Total Exchange Traded (premiums received $250,674)						$(129,670)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00	—	5,250	$(39)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50	—	10,500	(2)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—	3,800	—
Total OTC Traded (premiums received $757,760)							$(41)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	1,000	$(2,218)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	1,000	$(17,112)
Total OTC Swaptions (premiums received $15,000)								$(19,330)
Total Options Written (premiums received $1,023,434)								$(149,041)
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Canadian Government Bonds	Mar. 2022	$218,857	$(1,246)
2	10 Year U.S. Treasury Notes	Mar. 2022	255,938	(734)
22	20 Year U.S. Treasury Bonds	Mar. 2022	3,423,750	(55,423)
19	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	3,589,813	(87,922)
2	10 Year Australian Treasury Bonds	Mar. 2022	193,755	(3,091)
13	EUR BTP Italian Government Bond	Mar. 2022	2,130,556	(10,089)
3	S&P 500 E-Mini Index	Mar. 2022	675,638	2,845
1	TOPIX Index	Mar. 2022	164,972	(3,366)
				(159,026)
Short Positions:
159	2 Year U.S. Treasury Notes	Mar. 2022	34,448,344	252,663
20	3 Month CME SOFR	Jun. 2022	4,978,750	21,713
1	3 Month CME SOFR	Sep. 2022	247,988	2,036
55	5 Year Euro-Bobl	Mar. 2022	8,171,077	130,037
67	5 Year U.S. Treasury Notes	Mar. 2022	7,986,610	105,488
7	10 Year Euro-Bund	Mar. 2022	1,329,906	23,429
6	10 Year U.K. Gilt	Mar. 2022	984,144	19,509
13	10 Year U.S. Ultra Treasury Notes	Mar. 2022	1,856,766	65,141
15	30 Day Federal Funds	Jan. 2022	6,245,500	(23)
4	30 Day Federal Funds	Jul. 2022	1,653,799	13,995
3	DJIA MINI E-CBOT	Mar. 2022	524,955	3,580
145	Euro Schatz Index	Mar. 2022	18,224,465	55,239
8	NASDAQ 100 E-Mini Index	Mar. 2022	2,384,800	73,472
				766,279
				$607,253

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	$136,791	$139,252	$2,461	$—
Brazilian Real,
Expiring 02/02/22	BNP Paribas S.A.	BRL	584	104,450	109,931	5,481	—
Expiring 02/02/22	Credit Suisse International	BRL	2,951	521,607	555,498	33,891	—
Expiring 03/03/22	Credit Suisse International	BRL	2,542	468,299	474,975	6,676	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	BRL	1,833	278,449	304,755	26,306	—
Canadian Dollar,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	CAD	465	363,763	365,481	1,718	—
Chilean Peso,
Expiring 03/16/22	BNP Paribas S.A.	CLP	50,321	60,457	62,467	2,010	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	120,508	141,217	149,592	8,375	—
Expiring 06/30/22	Barclays Bank PLC	CLP	405,392	477,915	495,343	17,428	—
Colombian Peso,
Expiring 03/16/22	BNP Paribas S.A.	COP	727,570	182,768	183,300	532	—
Expiring 03/16/22	BNP Paribas S.A.	COP	403,936	101,085	101,765	680	—
Expiring 03/16/22	HSBC Bank PLC	COP	144,440	36,020	36,389	369	—
Expiring 03/16/22	HSBC Bank PLC	COP	143,183	36,021	36,073	52	—
Euro,
Expiring 03/31/22	Bank of America, N.A.	EUR	538	636,486	605,278	—	(31,208)
Expiring 03/31/22	Bank of America, N.A.	EUR	177	215,152	199,134	—	(16,018)
Expiring 04/19/22	Citibank, N.A.	EUR	136	153,405	152,861	—	(544)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	151	172,104	170,424	—	(1,680)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	100	113,167	112,416	—	(751)
Expiring 10/31/23	HSBC Bank PLC	EUR	62	75,000	71,779	—	(3,221)
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	50,587	160,040	158,614	—	(1,426)
Expiring 04/19/22	BNP Paribas S.A.	HUF	13,758	43,009	43,138	129	—
Indian Rupee,
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	40,745	533,000	544,787	11,787	—
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	4,887	65,000	65,347	347	—
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	5,159	68,000	68,977	977	—
Expiring 02/25/22	Standard Chartered Bank	INR	66,596	890,118	890,425	307	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	INR	16,920	$221,000	$222,502	$1,502	$—
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	118	37,134	37,283	149	—
Japanese Yen,
Expiring 05/31/22	Citibank, N.A.	JPY	15,780	144,787	137,391	—	(7,396)
Expiring 05/31/22	Deutsche Bank AG	JPY	112,665	1,043,000	980,919	—	(62,081)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	JPY	20,014	177,150	176,720	—	(430)
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	941,986	—	(116,014)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	195,544	—	(34,456)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	120,896	—	(19,104)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	199,220	—	(34,780)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	450,157	—	(67,843)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	78,211	755,589	697,602	—	(57,987)
Mexican Peso,
Expiring 02/25/22	Bank of America, N.A.	MXN	12,262	594,514	592,029	—	(2,485)
Expiring 02/25/22	Bank of America, N.A.	MXN	6,969	295,361	336,446	41,085	—
Expiring 02/25/22	Goldman Sachs International	MXN	1,521	72,000	73,427	1,427	—
Expiring 02/25/22	Goldman Sachs International	MXN	1,442	70,000	69,602	—	(398)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	607	27,950	29,177	1,227	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	607	27,978	29,177	1,199	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	206,774	14,445	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	658,446	34,446	—
Norwegian Krone,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	NOK	750	85,621	84,192	—	(1,429)
Polish Zloty,
Expiring 04/19/22	BNP Paribas S.A.	PLN	141	34,189	34,294	105	—
Expiring 04/19/22	HSBC Bank PLC	PLN	190	47,720	46,164	—	(1,556)
Russian Ruble,
Expiring 03/16/22	Barclays Bank PLC	RUB	2,830	36,170	36,146	—	(24)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	4,862	63,382	62,091	—	(1,291)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	942	$60,010	$60,878	$868	$—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	2,260	147,377	144,611	—	(2,766)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	2,088	134,319	133,563	—	(756)
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	34,560	29,292	28,633	—	(659)
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	KRW	1,001,042	841,000	828,577	—	(12,423)
				$13,975,195	$13,712,448	215,979	(478,726)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	178	$128,784	$126,210	$2,574	$—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	212	160,068	150,012	10,056	—
Expiring 04/28/23	HSBC Bank PLC	AUD	281	207,943	198,919	9,024	—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	2,542	471,594	478,432	—	(6,838)
Expiring 02/02/22	HSBC Bank PLC	BRL	592	103,326	111,504	—	(8,178)
Expiring 02/02/22	HSBC Bank PLC	BRL	401	69,632	75,492	—	(5,860)
Expiring 04/28/23	BNP Paribas S.A.	BRL	1,833	284,342	304,756	—	(20,414)
British Pound,
Expiring 04/19/22	Standard Chartered Bank	GBP	4,932	6,725,022	6,630,730	94,292	—
Canadian Dollar,
Expiring 05/31/22	Morgan Stanley & Co. International PLC	CAD	465	384,000	365,481	18,519	—
Chilean Peso,
Expiring 06/30/22	Barclays Bank PLC	CLP	405,392	530,000	495,343	34,657	—
Chinese Renminbi,
Expiring 02/18/22	Barclays Bank PLC	CNH	200	31,352	31,375	—	(23)
Expiring 02/18/22	Deutsche Bank AG	CNH	328	51,059	51,384	—	(325)
Danish Krone,
Expiring 04/19/22	HSBC Bank PLC	DKK	235	35,990	35,575	415	—
Euro,
Expiring 03/31/22	Bank of America, N.A.	EUR	731	875,789	822,413	53,376	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/22	BNP Paribas S.A.	EUR	5,744	$6,540,782	$6,465,701	$75,081	$—
Expiring 04/19/22	Standard Chartered Bank	EUR	6,587	7,569,612	7,413,894	155,718	—
Expiring 04/19/22	UBS AG	EUR	3,868	4,438,048	4,354,192	83,856	—
Expiring 04/19/22	UBS AG	EUR	168	190,683	189,201	1,482	—
Indian Rupee,
Expiring 02/25/22	Citibank, N.A.	INR	4,168	55,000	55,729	—	(729)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	36,373	470,000	486,333	—	(16,333)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	23,037	300,000	308,018	—	(8,018)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	29,859	381,000	399,230	—	(18,230)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	4,351	57,000	58,172	—	(1,172)
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	INR	37,840	487,000	497,610	—	(10,610)
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	172	54,554	54,382	172	—
Japanese Yen,
Expiring 05/31/22	Citibank, N.A.	JPY	50,233	486,589	437,355	49,234	—
Expiring 05/31/22	Deutsche Bank AG	JPY	59,511	566,000	518,137	47,863	—
Expiring 10/31/23	Bank of America, N.A.	JPY	165,745	1,624,000	1,478,369	145,631	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	955,636	106,364	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	246,540	40,291	—
Expiring 10/31/23	Citibank, N.A.	JPY	5,701	54,601	50,849	3,752	—
Mexican Peso,
Expiring 02/25/22	Barclays Bank PLC	MXN	6,929	293,000	334,559	—	(41,559)
Expiring 02/25/22	Deutsche Bank AG	MXN	2,984	139,000	144,069	—	(5,069)
Expiring 02/25/22	Goldman Sachs International	MXN	1,984	80,000	95,766	—	(15,766)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	MXN	10,296	499,553	497,112	2,441	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,701	865,219	—	(20,518)
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	58	42,159	42,636	—	(477)
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	1,144	71,472	73,977	—	(2,505)
Expiring 03/16/22	BNP Paribas S.A.	ZAR	1,408	87,397	91,007	—	(3,610)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	790	48,964	51,068	—	(2,104)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,260	145,000	144,610	390	—
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,088	124,000	133,563	—	(9,563)
South Korean Won,
Expiring 06/30/22	Deutsche Bank AG	KRW	449,028	380,745	371,667	9,078	—
Expiring 06/30/22	JPMorgan Chase Bank, N.A.	KRW	552,015	487,000	456,910	30,090	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	SEK	578	$64,023	$62,029	$1,994	$—
Swiss Franc,
Expiring 04/19/22	Barclays Bank PLC	CHF	77	83,820	83,405	415	—
				$38,073,435	$37,294,571	976,765	(197,901)
						$1,192,744	$(676,627)
Cross currency exchange contracts outstanding at January 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/31/22	Buy	AUD	823	JPY	62,754	$35,994	$—	Deutsche Bank AG
05/31/22	Buy	JPY	44,053	AUD	611	—	(48,799)	Goldman Sachs International
04/28/23	Buy	AUD	853	JPY	68,288	863	—	Morgan Stanley & Co. International PLC
04/28/23	Buy	JPY	48,274	AUD	572	21,336	—	Deutsche Bank AG
10/31/23	Buy	AUD	367	JPY	24,589	40,096	—	Deutsche Bank AG
10/31/23	Buy	JPY	9,277	AUD	133	—	(11,268)	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(42,091)	Morgan Stanley & Co. International PLC
						$98,289	$(102,158)
Credit default swap agreements outstanding at January 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/26	0.250%(Q)	115	$(330)	$(221)	$(109)	Barclays Bank PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	03/20/22	1.000%(Q)	240	0.288%	$514	$205	$309	Credit Suisse International
EQT Corp.	06/20/22	5.000%(Q)	110	1.441%	2,171	1,521	650	Credit Suisse International
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	*	1,399	(5,829)	7,228	Citibank, N.A.
Hellenic Republic	12/20/24	1.000%(Q)	1,650	0.704%	15,850	(50,309)	66,159	Citibank, N.A.
Hellenic Republic	12/20/27	1.000%(Q)	290	1.308%	(4,548)	1,123	(5,671)	Barclays Bank PLC
Hellenic Republic	06/20/29	1.000%(Q)	250	1.498%	(7,963)	(26,064)	18,101	Citibank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)	1,255	1.686%	(70,472)	(37,864)	(32,608)	Barclays Bank PLC
Hess Corp.	06/20/22	1.000%(Q)	350	0.336%	1,320	882	438	Goldman Sachs International
Kingdom of Spain	06/20/30	1.000%(Q)	800	0.543%	29,407	(2,515)	31,922	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)	1,000	0.562%	37,054	24,222	12,832	JPMorgan Chase Bank, N.A.
Republic of France	12/20/26	0.250%(Q)	115	0.196%	330	862	(532)	Barclays Bank PLC
Republic of Indonesia	06/20/25	1.000%(Q)	600	0.619%	8,308	(18,741)	27,049	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/25	1.000%(Q)	750	0.699%	9,443	(11,096)	20,539	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/28	1.000%(Q)	545	1.111%	(3,203)	(2,057)	(1,146)	Barclays Bank PLC
Republic of Italy	12/20/28	1.000%(Q)	390	1.111%	(2,292)	(1,591)	(701)	Citibank, N.A.
Republic of Italy	12/20/29	1.000%(Q)	1,000	1.209%	(13,667)	(31,127)	17,460	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.425%	2,113	—	2,113	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	350	0.929%	1,585	985	600	Citibank, N.A.
Republic of Portugal	12/20/30	1.000%(Q)	1,000	0.536%	39,226	30,564	8,662	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.053%	52	(5,067)	5,119	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	9.042%	(12,410)	5,390	(17,800)	Deutsche Bank AG

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	12/20/24	5.000%(Q)	400	8.680%	$(33,322)	$18,300	$(51,622)	HSBC Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	220	8.246%	(20,735)	(3,567)	(17,168)	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	2.015%	(4,446)	(1,559)	(2,887)	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	2.015%	(635)	(266)	(369)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	2.225%	(18,780)	(16,807)	(1,973)	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	0.426%	1,323	(1,472)	2,795	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	0.841%	1,129	(5,729)	6,858	Goldman Sachs International
United Mexican States	06/20/31	1.000%(Q)	320	1.692%	(17,798)	(14,767)	(3,031)	Citibank, N.A.
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	0.635%	2,836	3,127	(291)	Goldman Sachs International
					$(56,211)	$(149,246)	$93,035

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	1,950	3.383%	$151,900	$146,285	$(5,615)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	100	2.106%	$12,305	$13,494	$(1,189)	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
650	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(46,153)	$(46,153)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
180	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(13,170)	$(13,170)
175	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(12,823)	(12,823)
100	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,274)	(7,274)
100	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,260)	(7,260)
220	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(15,604)	(15,604)
				$—	$(102,284)	$(102,284)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2022
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	970	12/03/30	2.750%(S)	6 Month BBSW(2)(S)	$108,920	$36,643	$(72,277)
AUD	200	10/08/31	1.665%(S)	6 Month BBSW(2)(S)	—	(5,734)	(5,734)
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	153	29,842	29,689
BRL	28,422	01/02/25	6.220%(T)	1 Day BROIS(2)(T)	—	(650,401)	(650,401)
BRL	4,844	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(58,876)	(58,876)
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	45,103	45,103
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	120,887	120,887
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	15,808	15,808
CAD	1,535	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(769)	(37,138)	(36,369)
CLP	250,000	04/05/29	3.885%(S)	1 Day CLOIS(2)(S)	18,602	(30,466)	(49,068)
CLP	410,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(90,790)	(90,790)
CLP	270,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	(53,725)	(53,725)
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(11)	5,576	5,587

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$—	$5,988	$5,988
CNH	2,900	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	8,304	8,304
CNH	1,250	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,154	4,154
CNH	8,180	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	24,840	24,836
CNH	1,700	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	5,280	5,282
CNH	1,700	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	5,826	5,827
CNH	2,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	6,190	6,191
CNH	2,910	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	12,990	12,994
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,691	2,691
COP	7,500,000	02/08/26	3.135%(Q)	1 Day COOIS(2)(Q)	—	(250,806)	(250,806)
COP	3,204,860	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	40,429	(35,980)	(76,409)
COP	860,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	(20,580)	(20,580)
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	15,192	15,192
EUR	9,645	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(51,537)	(51,537)
EUR	242	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(2,940)	(2,940)
EUR	495	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	5,806	5,806
EUR	270	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	6,342	6,342
EUR	270	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(6,250)	(6,250)
EUR	655	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	10,966	10,966
EUR	655	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(10,845)	(10,845)
EUR	500	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(3,354)	(3,354)
EUR	250	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(2,339)	(2,339)
EUR	234	11/10/61	0.015%(A)	6 Month EURIBOR(1)(S)	—	1,636	1,636

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	232	11/10/71	(0.049)%(A)	6 Month EURIBOR(2)(S)	$—	$(1,550)	$(1,550)
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(39,661)	(39,661)
HUF	101,100	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(63,626)	(63,626)
HUF	70,365	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(53,802)	(53,802)
HUF	190,140	01/23/30	1.740%(A)	6 Month BUBOR(2)(S)	2,294	(126,760)	(129,054)
KRW	50,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	1,770	(454)	(2,224)
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	3,103	28,887	25,784
MXN	5,400	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(3)	(30,757)	(30,754)
MXN	7,220	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(10)	(48,652)	(48,642)
NOK	2,690	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	2,586	3,774	1,188
NOK	8,405	01/08/31	1.250%(A)	6 Month NIBOR(2)(S)	(5,739)	(70,335)	(64,596)
NOK	1,540	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(11,652)	(11,652)
NZD	400	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	21,020	3,258	(17,762)
NZD	1,825	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	4,462	(137,093)	(141,555)
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	(3,284)	(3,284)
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	(13,929)	(13,929)
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,117	(8,605)	(9,722)
PLN	5,135	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	154,859	(64,203)	(219,062)
SEK	3,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	(10,536)	(10,536)
SEK	4,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(28,258)	(28,258)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	3,800	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	$—	$(14,948)	$(14,948)
SEK	2,635	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	(1,720)	(17,811)	(16,091)
THB	8,400	07/03/30	1.028%(S)	6 Month THBFIX(2)(S)	—	(13,032)	(13,032)
	4,665	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(11,804)	(11,804)
	9,800	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	8,093	14,132	6,039
	7,635	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	32,367	32,367
	4,670	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	83,747	83,747
	5,739	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	105,657	105,657
	2,956	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(33,079)	(33,079)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	8,679	8,679
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	25,887	25,887
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(20)	10,581	10,601
ZAR	8,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	9,501	9,501
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(29)	12,708	12,737
ZAR	16,450	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	16,800	(39,648)	(56,448)
ZAR	3,990	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(28)	848	876
					$375,875	$(1,445,150)	$(1,821,025)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$(15,432)	$—	$(15,432)	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	(12,030)	—	(12,030)	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	(5,218)	—	(5,218)	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	(8,753)	—	(8,753)	Morgan Stanley & Co. International PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	$(4,730)	$—	$(4,730)	Citibank, N.A.
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	(17,298)	—	(17,298)	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(4,981)	—	(4,981)	Morgan Stanley & Co. International PLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(6,415)	—	(6,415)	Morgan Stanley & Co. International PLC
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(21,561)	—	(21,561)	Morgan Stanley & Co. International PLC
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	27,380	—	27,380	Citibank, N.A.
ILS	1,090	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(14,436)	—	(14,436)	Goldman Sachs International
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	16,993	—	16,993	JPMorgan Chase Bank, N.A.
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	3,152	(200)	3,352	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	(10,738)	—	(10,738)	Goldman Sachs International
ILS	490	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(7,675)	(5)	(7,670)	Goldman Sachs International
RUB	50,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(50,534)	—	(50,534)	Morgan Stanley & Co. International PLC
RUB	53,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(46,131)	—	(46,131)	Morgan Stanley & Co. International PLC
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(2,611)	(25)	(2,586)	Citibank, N.A.
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(7,225)	(46)	(7,179)	Citibank, N.A.
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	3,988	24	3,964	Citibank, N.A.
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	14,876	42	14,834	Citibank, N.A.
					$(169,379)	$(210)	$(169,169)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).